UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:                  703-356-6121

Date of fiscal year end:                     October 31

Date of reporting period:    July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

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Lowrance Electronics                  Ticker: LEIX   CUSIP: 548900109

Shareholder meeting date: 12/13/05

Matter voted on               Proposed by    Vote           For or Against Mgmt

Elect four directors          Issuer         For            For

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POSCO                                 Ticker: PKX    CUSIP: 693483109

Shareholder meeting date: 2/24/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Approval of financial

statements                    Issuer         For            For

Partial amendments to

Articles of Incorporation     Issuer         For            For

Election of outside director

Park, Young-Ju                Issuer         For            For

Election of outside director

Suh, Yoon-Suk as Audit

Committee Member              Issuer         For            For

Election of Standing Director

Cho, Soung-Sik                Issuer         For            For

Election of Standing Director

Lee, Dong-Hee                 Issuer         For            For

Approval of limits of total

remuneration for directors    Issuer         Against        Against

Waiver of claim for overpaid

employment benefit            Issuer         For            For

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Stanley Furniture Company, Inc.       Ticker: STLY   CUSIP: 854305208

Shareholder meeting date: 4/19/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Elect two directors           Issuer         For            For

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Marine Products Corporation           Ticker: MPX    CUSIP: 568427108

Shareholder meeting date: 4/25/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Election of class II directors

All nominees                  Issuer         For            For

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Harley-Davidson, Inc.                 Ticker: HOG    CUSIP: 412822108

Shareholder meeting date: 4/29/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Elect four directors          Issuer         For            For

Ratify selection of auditors  Issuer         For            For

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Canadian Natural Resources            Ticker: CNQ    CUSIP: 136385101

Shareholder meeting date: 5/4/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Election of directors

All nominees                  Issuer         For            For

Appointment of auditors       Issuer         For            For

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Unilever N.V.                         Ticker: UN     CUSIP: 904784709

Shareholder meeting date: 5/8/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Adoption of the Annual

Accounts and appropriation of

the profit for the 2005

financial year                Issuer         For            For

Discharge of the Executive

Directors                     Issuer         For            For

Corporate Structure and

Corporate Governance          Issuer         For            For

Share equalization.

Alterations I (euro

conversion) and II (ordinary

share’s share split and

dematerialisation) to the

Articles of Association.

Amendment of the

Equalization Agreement.       Issuer         Against        Against

Approval: Share equalization.

Alterations I (euro conver-

sion) and II (ordinary

shares’ share split and

dematerialization) to the

Articles of Association.

Amendment of the Equalization

Agreement.                    Issuer         Against        Against

Alteration III to the

Articles of Association.

Board nomination procedure.   Issuer         Against        Against

Alignment of dividend

Generating capacity and

divided entitlements.

Amendment of the Deed of

Mutual Covenants.  Desig-

nation of authorized

representatives.              Issuer         For            For

Appointment of Executive

Directors (All)               Issuer         For            For

Appointment of Non-

Executive Directors (All)     Issuer         For            For

Remuneration of Non-

Executive Directors           Issuer         Against        Against

Appointment of Auditors for

2006                          Issuer         For            For

Designation of the Board as

the Company body authorized

in respect of the issue of

shares in the company.        Issuer         Against        Against

Authorization of the Board

to purchase shares in the

Company and depositary

receipts therefore.           Issuer         For            For

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Lawson Products, Inc.                 Ticker: LAWS   CUSIP: 520776105

Shareholder meeting date: 5/9/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Elect three directors         Issuer         For            For

Ratify selection of auditors  Issuer         For            For

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The Middleby Corporation              Ticker: MIDD   CUSIP: 596278101

Shareholder meeting date: 5/12/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Elect directors               Issuer         For            For

Elect director Robert L. Yohe Issuer         Against        Against

Ratify selection of auditors  Issuer         For            For

Approval of the Middleby

Corporation Executive Officer

Incentive Plan                Issuer         Against        Against

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Utah Medical Products, Inc.           Ticker: UTMD   CUSIP: 917488108

Shareholder meeting date: 5/12/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Elect two directors           Issuer         For            For

Transact other business       Issuer         Abstain        Abstain

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Kenneth Cole Productions, Inc         Ticker: KCP    CUSIP: 193294105

Shareholder meeting date: 5/17/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Elect directors               Issuer         For            For

Ratify selection of auditors  Issuer         For            For

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The Timberland Company                Ticker: TBL    CUSIP: 887100105

Shareholder meeting date: 5/18/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Elect directors               Issuer         For            For

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Lakeland Industries, Inc.             Ticker: LAKE   CUSIP: 511795106

Shareholder meeting date: 6/21/06

Matter voted on               Proposed by    Vote           For or Against Mgmt

Elect three directors         Issuer         Withheld       Withheld

Approve 2006 Equity Incentive

Plan                          Issuer         Against        Against

Ratify selection of auditors  Issuer         For            For

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SIGNATURES

               Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Blankinship Funds, Inc.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President

Date       August 29, 2006